Nature of Operations (Details Narrative) - USD ($)	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,747,373)	$ (3,224,449)
Accumulated deficit	(95,452,958)		$ (93,705,585)
Working capital deficiency	$ (6,972,164)		$ (5,965,627)